Financial Risk Management - Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments	R$ 3,690,054
Net Position Poun To US Dollar [Member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments	1,585,280	R$ 200,896
Net Position Poun To US Dollar [Member] | Fair value [member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments	(7,670)	(2,008)
Forward contract [member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments	165,830	1,302,869
Forward contract [member] | Fair value [member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments		512
Derivative instruments	(3,422)
Derivative [Member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments	1,751,110	1,503,765
Derivative [Member] | Fair value [member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments	R$ (11,092)	R$ (1,496)